SHARE-BASED PAYMENTS - Schedule of Shares under Other Share Plans (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lloyds Banking Group executive share plan 2006
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding, period start (in shares)	533,987,527	459,904,745
Granted (in shares)	0	211,214,605
Vested (in shares)	(39,621,415)	(47,775,806)
Forfeited (in shares)	(144,437,243)	(96,015,542)
Dividend award (in shares)	944,758	6,659,525
Outstanding, period end (in shares)	350,873,627	533,987,527
Lloyds Banking Group Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Granted (in shares)	83,456,304
Forfeited (in shares)	(5,573,236)
Outstanding, period end (in shares)	77,883,068